Note 7 - Risk Management -Liquidity Risk - Financial Guarantee received (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Risk Management Abstract
Real Guarantee Value	€ 152,454,000,000	€ 158,268,000,000
Of Which Normal Risk Garanteed	14,623,000,000	14,087,000,000
Of Which Uncertain Risk Guarantee	4,590,000,000	5,068,000,000
Other Guarantees	35,464,000,000	16,897,000,000
Of which normal risk garanteed of other guarantee	3,306,000,000	1,519,000,000
Of which uncertain risk guarantee of other guarantee	542,000,000	502,000,000
Total Guarantees Received	€ 187,918,000,000	€ 175,165,000,000